Distribution Date:	09/17/21	Morgan Stanley Capital I Trust 2019-L2
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-L2

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	4		1585 Broadway, | New York, NY 10036
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	13-14		General	(305) 229-6465
			200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61768HAS5	3.013000%	16,200,000.00	11,024,041.46	237,274.29	27,679.53	0.00	0.00	264,953.82	10,786,767.17	30.18%	30.00%
A-2	61768HAT3	3.960000%	17,100,000.00	17,100,000.00	0.00	56,430.00	0.00	0.00	56,430.00	17,100,000.00	30.18%	30.00%
A-SB	61768HAU0	3.906000%	28,400,000.00	28,400,000.00	0.00	92,442.00	0.00	0.00	92,442.00	28,400,000.00	30.18%	30.00%
A-3	61768HAV8	3.806000%	218,300,000.00	218,300,000.00	0.00	692,374.83	0.00	0.00	692,374.83	218,300,000.00	30.18%	30.00%
A-4	61768HAW6	4.071000%	361,191,000.00	361,191,000.00	0.00	1,225,340.47	0.00	0.00	1,225,340.47	361,191,000.00	30.18%	30.00%
A-S	61768HAZ9	4.272000%	82,438,000.00	82,438,000.00	0.00	293,479.28	0.00	0.00	293,479.28	82,438,000.00	21.12%	21.00%
B	61768HBA3	4.494000%	44,655,000.00	44,655,000.00	0.00	167,232.98	0.00	0.00	167,232.98	44,655,000.00	16.22%	16.13%
C	61768HBB1	5.140496%	41,219,000.00	41,219,000.00	0.00	176,571.75	0.00	0.00	176,571.75	41,219,000.00	11.69%	11.63%
D	61768HAC0	3.000000%	25,190,000.00	25,190,000.00	0.00	62,975.00	0.00	0.00	62,975.00	25,190,000.00	8.93%	8.88%
E	61768HAE6	3.000000%	15,343,000.00	15,343,000.00	0.00	38,357.50	0.00	0.00	38,357.50	15,343,000.00	7.24%	7.20%
F-RR	61768HAH9	5.140496%	24,731,000.00	24,731,000.00	0.00	105,941.34	0.00	0.00	105,941.34	24,731,000.00	4.53%	4.50%
G-RR	61768HAK2	5.140496%	9,160,000.00	9,160,000.00	0.00	39,239.12	0.00	0.00	39,239.12	9,160,000.00	3.52%	3.50%
H-RR*	61768HAM8	5.140496%	32,060,275.00	32,060,275.00	0.00	166,534.67	0.00	0.00	166,534.67	32,060,275.00	0.00%	0.00%
R	61768HAQ9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61768HAP1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	BCC2IVWV5	5.140496%	18,884,408.00	18,777,698.09	4,891.75	81,040.83	0.00	0.00	85,932.58	18,772,806.34	0.00%	0.00%
Interest
Regular SubTotal			934,871,683.00	929,589,014.55	242,166.04	3,225,639.30	0.00	0.00	3,467,805.34	929,346,848.51

Notional Certificates
X-A	61768HAX4	1.189143%	641,191,000.00	636,015,041.45	0.00	630,260.45	0.00	0.00	630,260.45	635,777,767.17
X-B	61768HAY2	0.790495%	127,093,000.00	127,093,000.00	0.00	83,721.95	0.00	0.00	83,721.95	127,093,000.00
X-D	61768HAA4	2.140496%	40,533,000.00	40,533,000.00	0.00	72,300.60	0.00	0.00	72,300.60	40,533,000.00
Notional SubTotal			808,817,000.00	803,641,041.45	0.00	786,283.00	0.00	0.00	786,283.00	803,403,767.17

Deal Distribution Total					242,166.04	4,011,922.30	0.00	0.00	4,254,088.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61768HAS5	680.49638642	14.64656111	1.70861296	0.00000000	0.00000000	0.00000000	0.00000000	16.35517407	665.84982531
A-2	61768HAT3	1,000.00000000	0.00000000	3.30000000	0.00000000	0.00000000	0.00000000	0.00000000	3.30000000	1,000.00000000
A-SB	61768HAU0	1,000.00000000	0.00000000	3.25500000	0.00000000	0.00000000	0.00000000	0.00000000	3.25500000	1,000.00000000
A-3	61768HAV8	1,000.00000000	0.00000000	3.17166665	0.00000000	0.00000000	0.00000000	0.00000000	3.17166665	1,000.00000000
A-4	61768HAW6	1,000.00000000	0.00000000	3.39250001	0.00000000	0.00000000	0.00000000	0.00000000	3.39250001	1,000.00000000
A-S	61768HAZ9	1,000.00000000	0.00000000	3.56000000	0.00000000	0.00000000	0.00000000	0.00000000	3.56000000	1,000.00000000
B	61768HBA3	1,000.00000000	0.00000000	3.74500011	0.00000000	0.00000000	0.00000000	0.00000000	3.74500011	1,000.00000000
C	61768HBB1	1,000.00000000	0.00000000	4.28374657	0.00000000	0.00000000	0.00000000	0.00000000	4.28374657	1,000.00000000
D	61768HAC0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	61768HAE6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F-RR	61768HAH9	1,000.00000000	0.00000000	4.28374671	0.00000000	0.00000000	0.00000000	0.00000000	4.28374671	1,000.00000000
G-RR	61768HAK2	1,000.00000000	0.00000000	4.28374672	0.00000000	0.00000000	0.00000000	0.00000000	4.28374672	1,000.00000000
H-RR	61768HAM8	1,000.00000000	0.00000000	5.19442425	(0.91067778)	12.61939269	0.00000000	0.00000000	5.19442425	1,000.00000000
R	61768HAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	61768HAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	BCC2IVWV5	994.34931135	0.25903645	4.29141491	(0.03187444)	0.44168819	0.00000000	0.00000000	4.55045136	994.09027490

Notional Certificates
X-A	61768HAX4	991.92758702	0.00000000	0.98295274	0.00000000	0.00000000	0.00000000	0.00000000	0.98295274	991.55753460
X-B	61768HAY2	1,000.00000000	0.00000000	0.65874556	0.00000000	0.00000000	0.00000000	0.00000000	0.65874556	1,000.00000000
X-D	61768HAA4	1,000.00000000	0.00000000	1.78374658	0.00000000	0.00000000	0.00000000	0.00000000	1.78374658	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/21 - 08/30/21	30	0.00	27,679.53	0.00	27,679.53	0.00	0.00	0.00	27,679.53	0.00
A-2	08/01/21 - 08/30/21	30	0.00	56,430.00	0.00	56,430.00	0.00	0.00	0.00	56,430.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	92,442.00	0.00	92,442.00	0.00	0.00	0.00	92,442.00	0.00
A-3	08/01/21 - 08/30/21	30	0.00	692,374.83	0.00	692,374.83	0.00	0.00	0.00	692,374.83	0.00
A-4	08/01/21 - 08/30/21	30	0.00	1,225,340.47	0.00	1,225,340.47	0.00	0.00	0.00	1,225,340.47	0.00
X-A	08/01/21 - 08/30/21	30	0.00	630,260.45	0.00	630,260.45	0.00	0.00	0.00	630,260.45	0.00
X-B	08/01/21 - 08/30/21	30	0.00	83,721.95	0.00	83,721.95	0.00	0.00	0.00	83,721.95	0.00
X-D	08/01/21 - 08/30/21	30	0.00	72,300.60	0.00	72,300.60	0.00	0.00	0.00	72,300.60	0.00
A-S	08/01/21 - 08/30/21	30	0.00	293,479.28	0.00	293,479.28	0.00	0.00	0.00	293,479.28	0.00
B	08/01/21 - 08/30/21	30	0.00	167,232.98	0.00	167,232.98	0.00	0.00	0.00	167,232.98	0.00
C	08/01/21 - 08/30/21	30	0.00	176,571.75	0.00	176,571.75	0.00	0.00	0.00	176,571.75	0.00
D	08/01/21 - 08/30/21	30	0.00	62,975.00	0.00	62,975.00	0.00	0.00	0.00	62,975.00	0.00
E	08/01/21 - 08/30/21	30	0.00	38,357.50	0.00	38,357.50	0.00	0.00	0.00	38,357.50	0.00
F-RR	08/01/21 - 08/30/21	30	0.00	105,941.34	0.00	105,941.34	0.00	0.00	0.00	105,941.34	0.00
G-RR	08/01/21 - 08/30/21	30	0.00	39,239.12	0.00	39,239.12	0.00	0.00	0.00	39,239.12	0.00
H-RR	08/01/21 - 08/30/21	30	431,927.51	137,338.09	0.00	137,338.09	(29,196.58)	0.00	0.00	166,534.67	404,581.20
VRR Interest	08/01/21 - 08/30/21	30	8,904.80	80,438.90	0.00	80,438.90	(601.93)	0.00	0.00	81,040.83	8,341.02
Totals			440,832.31	3,982,123.79	0.00	3,982,123.79	(29,798.51)	0.00	0.00	4,011,922.30	412,922.22

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	4,254,088.34
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,998,061.36	Master Servicing Fee	8,349.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,995.59
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	400.24
ARD Interest	0.00	Operating Advisor Fee	952.57
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	240.14
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,998,061.36	Total Fees	15,937.57

Principal		Expenses/Reimbursements
Scheduled Principal	242,166.04	Reimbursement for Interest on Advances	137.11
Unscheduled Principal Collections		ASER Amount	8,909.14
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(38,844.78)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	242,166.04	Total Expenses/Reimbursements	(29,798.53)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,011,922.30
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	242,166.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,254,088.34
Total Funds Collected	4,240,227.40	Total Funds Distributed	4,240,227.38

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	929,589,014.61	929,589,014.61	Beginning Certificate Balance	929,589,014.55
(-) Scheduled Principal Collections	242,166.04	242,166.04	(-) Principal Distributions	242,166.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	929,346,848.57	929,346,848.57	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	930,581,087.60	930,581,087.60	Ending Certificate Balance	929,346,848.51
Ending Actual Collateral Balance	930,398,093.38	930,398,093.38

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.06)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.06)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.14
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	23	150,177,880.13	16.16%	89	5.0643	1.716536	1.40 or less	14	271,512,903.12	29.22%	89	5.2037	0.793444
10,000,001 to 20,000,000		11	176,174,745.40	18.96%	82	5.1049	1.958363	1.41 to 1.60	3	40,814,162.49	4.39%	89	4.7574	1.487935
20,000,001 to 30,000,000		12	281,487,088.21	30.29%	88	4.9676	1.769966	1.61 to 1.80	11	135,510,364.12	14.58%	88	5.0644	1.725554
30,000,001 to 40,000,000		3	100,044,999.67	10.77%	89	4.6553	2.060356	1.81 to 2.00	8	169,964,984.48	18.29%	89	5.1707	1.921661
40,000,001 to 55,000,000		1	41,462,135.16	4.46%	90	5.5800	1.370000	2.01 to 2.20	3	12,849,000.00	1.38%	89	4.8692	2.160521
	55,000,001 or greater	3	180,000,000.00	19.37%	89	4.9240	2.159333	2.21 or greater	14	298,695,434.36	32.14%	85	4.7102	2.973828
	Totals	53	929,346,848.57	100.00%	87	4.9945	1.885877	Totals	53	929,346,848.57	100.00%	87	4.9945	1.885877
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	2	31,575,000.00	3.40%	88	5.1917	2.160713
							Industrial	2	12,114,342.89	1.30%	88	4.9648	1.397440
California	2	34,224,788.77	3.68%	89	4.8291	2.054483
							Lodging	9	160,507,791.12	17.27%	89	5.3135	0.956592
Colorado	2	33,266,666.67	3.58%	90	5.0804	1.104289
							Mixed Use	3	44,500,000.00	4.79%	90	4.9817	1.494157
Connecticut	1	15,750,000.00	1.69%	89	4.9000	2.490000
							Multi-Family	18	183,130,223.33	19.71%	88	4.7722	1.660830
Florida	2	27,947,398.31	3.01%	88	4.7030	2.008136
							Office	20	363,357,075.64	39.10%	86	4.9391	2.547699
Georgia	3	15,438,011.17	1.66%	90	5.1569	1.287812
							Retail	16	165,737,415.54	17.83%	88	5.0584	1.724424
Hawaii	1	63,000,000.00	6.78%	89	5.2500	(0.250000)
							Totals	68	929,346,848.57	100.00%	87	4.9945	1.885877
Indiana	4	15,776,465.63	1.70%	90	5.3617	1.340748
Kansas	2	58,729,000.00	6.32%	89	5.1177	1.992061
Kentucky	5	22,580,000.00	2.43%	89	5.1500	1.860000
Massachusetts	1	37,000,000.00	3.98%	89	4.0104	2.350000
Michigan	2	28,900,000.00	3.11%	88	5.2262	1.747820
Minnesota	1	23,600,000.00	2.54%	89	5.5220	1.810000
Missouri	3	37,174,444.44	4.00%	88	5.1595	2.264330
Nevada	2	10,786,636.63	1.16%	89	4.9218	1.880985
New Jersey	2	38,164,162.49	4.11%	88	5.1823	1.470406
New York	7	89,578,257.65	9.64%	89	5.0080	1.041460
Ohio	2	13,094,679.16	1.41%	89	5.3057	1.583000
Pennsylvania	3	22,750,289.58	2.45%	89	5.2651	1.851672
South Carolina	1	25,350,000.00	2.73%	88	5.0600	2.800000
Tennessee	3	32,805,555.56	3.53%	86	5.1507	2.215521
Texas	12	167,675,731.54	18.04%	88	4.8665	2.834324
Virginia	4	53,179,760.92	5.72%	68	4.7142	1.998692
Washington	1	31,000,000.00	3.34%	88	4.8000	2.440000
Totals	68	929,346,848.57	100.00%	87	4.9945	1.885877

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	5	150,250,000.00	16.17%	88	4.2520	3.053977	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	14	197,286,198.54	21.23%	83	4.7609	2.067653	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	34	581,810,650.03	62.60%	89	5.2655	1.522582	25 months to 36 months	53	929,346,848.57	100.00%	87	4.9945	1.885877
	Totals	53	929,346,848.57	100.00%	87	4.9945	1.885877	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	929,346,848.57	100.00%	87	4.9945	1.885877
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	1	18,179,760.92	1.96%	29	4.8050	2.670000	Interest Only	28	567,014,000.00	61.01%	88	4.8467	1.915256
	61 months or greater	52	911,167,087.65	98.04%	89	4.9983	1.870232	300 months or less	2	10,561,741.20	1.14%	89	5.5868	1.974224
	Totals	53	929,346,848.57	100.00%	87	4.9945	1.885877	301 months or greater	23	351,771,107.37	37.85%	86	5.2150	1.835869
								Totals	53	929,346,848.57	100.00%	87	4.9945	1.885877
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	76,162,925.39	8.20%	88	5.1567	1.615869				None
	12 months or less	44	749,024,389.71	80.60%	87	4.9546	1.932072
	13 months to 24 months	6	104,159,533.47	11.21%	88	5.1627	1.751115
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	929,346,848.57	100.00%	87	4.9945	1.885877
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30315645	LO	Honolulu	HI	Actual/360	5.25025%	284,812.50	0.00	0.00	N/A	02/06/29	--	63,000,000.00	63,000,000.00	09/06/21
2	30315646	OF	Dallas	TX	Actual/360	4.39025%	226,816.67	0.00	0.00	N/A	01/01/29	--	60,000,000.00	60,000,000.00	09/01/21
3	30315647	OF	Lenexa	KS	Actual/360	5.12625%	251,591.35	0.00	0.00	N/A	02/01/29	--	57,000,000.00	57,000,000.00	09/01/21
4	30315648	LO	Dallas	TX	Actual/360	5.58025%	199,446.34	45,949.09	0.00	N/A	03/01/29	--	41,508,084.25	41,462,135.16	03/01/20
5	30315649	MF	Boston	MA	Actual/360	4.01025%	127,776.83	0.00	0.00	N/A	02/01/29	--	37,000,000.00	37,000,000.00	09/01/21
6A1C1	30315652	MF	Various	VA	Actual/360	4.66725%	80,377.92	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	09/06/21
6A1C2	30315653				Actual/360	4.66725%	60,283.44	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	09/06/21
7	30315654	MF	Various	Various	Actual/360	5.26025%	145,295.47	32,990.03	0.00	N/A	03/06/29	--	32,077,989.70	32,044,999.67	09/06/21
8	30315655	OF	Quincy	WA	Actual/360	4.80025%	128,133.33	0.00	0.00	N/A	01/06/29	--	31,000,000.00	31,000,000.00	09/06/21
9	30315656	MU	Lone Tree	CO	Actual/360	5.12425%	132,370.00	0.00	0.00	N/A	03/06/29	--	30,000,000.00	30,000,000.00	09/06/21
10	30315657	OF	Los Angeles	CA	Actual/360	4.70025%	113,322.22	0.00	0.00	N/A	02/06/29	--	28,000,000.00	28,000,000.00	09/06/21
11	30315658	OF	Fort Mill	SC	Actual/360	5.06025%	110,455.58	0.00	0.00	N/A	01/01/29	--	25,350,000.00	25,350,000.00	09/01/21
12A1	30315659	MF	Various	Various	Actual/360	5.35025%	69,104.17	0.00	0.00	N/A	01/06/29	--	15,000,000.00	15,000,000.00	09/06/21
12A2	30315660				Actual/360	5.35025%	46,069.44	0.00	0.00	N/A	01/06/29	--	10,000,000.00	10,000,000.00	09/06/21
13	30315663	OF	Scottsdale	AZ	Actual/360	5.14525%	107,991.41	0.00	0.00	N/A	01/01/29	--	24,375,000.00	24,375,000.00	09/01/21
14	30315664	RT	Brooklyn Center	MN	Actual/360	5.52225%	112,219.31	0.00	0.00	N/A	02/06/29	--	23,600,000.00	23,600,000.00	09/06/21
15	30315665	MF	Brooklyn	NY	Actual/360	4.06025%	80,410.56	0.00	0.00	N/A	01/01/29	--	23,000,000.00	23,000,000.00	09/01/21
16	30315666	OF	Frankfort	KY	Actual/360	5.15025%	100,136.03	0.00	0.00	N/A	02/06/29	--	22,580,000.00	22,580,000.00	09/06/21
17	30315667	OF	Fairfield	NJ	Actual/360	4.92025%	91,477.99	27,810.23	0.00	N/A	02/06/29	--	21,591,972.72	21,564,162.49	09/06/21
18	30315668	RT	Various	TX	Actual/360	5.01025%	93,038.50	27,883.91	0.00	N/A	10/06/28	--	21,565,809.63	21,537,925.72	09/06/21
19	30315669	RT	New York	NY	Actual/360	5.48025%	99,096.67	0.00	0.00	N/A	02/06/29	--	21,000,000.00	21,000,000.00	04/06/21
20	30315670	RT	Hialeah	FL	Actual/360	4.40025%	76,725.00	0.00	0.00	N/A	01/01/29	--	20,250,000.00	20,250,000.00	09/01/21
21	30315671	RT	Grandview	MO	Actual/360	5.00025%	87,101.39	0.00	0.00	N/A	01/06/29	--	20,230,000.00	20,230,000.00	09/06/21
22A6	30315672	LO	Nashville	TN	Actual/360	5.03525%	65,035.42	0.00	0.00	N/A	10/06/28	--	15,000,000.00	15,000,000.00	09/06/21
22A8	30315673				Actual/360	5.03525%	21,678.47	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	09/06/21
23	30315674	LO	Long Island City	NY	Actual/360	5.50025%	86,998.28	20,881.63	0.00	N/A	02/06/29	--	18,369,139.28	18,348,257.65	09/06/21
24	30315675	OF	Norfolk	VA	Actual/360	4.80525%	75,305.03	20,239.08	0.00	02/06/24	08/06/24	--	18,200,000.00	18,179,760.92	09/06/21
25	30315423	OF	Bridgewater	NJ	Actual/360	5.52325%	78,948.22	0.00	0.00	N/A	12/06/28	--	16,600,000.00	16,600,000.00	09/06/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30315676	OF	Shelton	CT	Actual/360	4.90025%	66,456.25	0.00	0.00	N/A	02/06/29	--	15,750,000.00	15,750,000.00	09/06/21
27	30315677	OF	Troy	MI	Actual/360	5.05025%	67,403.47	0.00	0.00	N/A	02/06/29	--	15,500,000.00	15,500,000.00	09/06/21
28	30315678	OF	Norristown	PA	Actual/360	5.37925%	62,115.81	13,514.48	0.00	N/A	02/06/29	--	13,410,241.31	13,396,726.83	09/06/21
29	30315679	MF	Midland	MI	Actual/360	5.43025%	62,656.17	0.00	0.00	N/A	11/06/28	--	13,400,000.00	13,400,000.00	09/06/21
30	30315680	LO	Various	Various	Actual/360	4.68025%	40,300.00	0.00	0.00	N/A	01/01/29	--	10,000,000.00	10,000,000.00	09/01/21
31	30315681	RT	The Woodlands	TX	Actual/360	4.46025%	38,405.56	0.00	0.00	N/A	03/01/29	--	10,000,000.00	10,000,000.00	09/01/21
32	30315682	MF	New York	NY	Actual/360	5.35025%	42,844.58	0.00	0.00	N/A	02/01/29	--	9,300,000.00	9,300,000.00	09/01/21
33	30315683	IN	Houston	TX	Actual/360	4.70025%	37,436.81	0.00	0.00	N/A	01/01/29	--	9,250,000.00	9,250,000.00	09/01/21
34	30315684	RT	McAllen	TX	Actual/360	5.10025%	38,106.38	10,759.10	0.00	N/A	02/06/29	--	8,676,973.84	8,666,214.74	09/06/21
35	30315685	LO	Orlando	FL	Actual/360	5.50025%	36,518.36	13,222.73	0.00	N/A	02/06/29	--	7,710,621.04	7,697,398.31	06/06/20
36	30315686	MU	New York	NY	Actual/360	4.75025%	32,722.22	0.00	0.00	N/A	02/06/29	--	8,000,000.00	8,000,000.00	09/06/21
37	30315687	RT	Las Vegas	NV	Actual/360	4.66025%	30,898.39	0.00	0.00	N/A	02/06/29	--	7,700,000.00	7,700,000.00	09/06/21
38	30315688	RT	Shillington	PA	Actual/360	5.20025%	33,986.33	0.00	0.00	N/A	02/01/29	--	7,590,000.00	7,590,000.00	09/01/21
39	30315689	RT	Phoenix	AZ	Actual/360	5.35025%	33,170.00	0.00	0.00	N/A	01/06/29	--	7,200,000.00	7,200,000.00	09/06/21
40	30315690	MF	Cincinnati	OH	Actual/360	5.35025%	30,700.92	7,829.62	0.00	N/A	02/06/29	--	6,664,053.28	6,656,223.66	09/06/21
41	30315691	MU	San Antonio	TX	Actual/360	4.61025%	25,803.19	0.00	0.00	N/A	02/06/29	--	6,500,000.00	6,500,000.00	09/06/21
42	30315692	OF	Garden Grove	CA	Actual/360	5.41025%	29,032.54	7,226.47	0.00	N/A	02/06/29	--	6,232,015.24	6,224,788.77	09/06/21
43	30315693	RT	New York	NY	Actual/360	5.05025%	21,743.06	0.00	0.00	N/A	02/06/29	--	5,000,000.00	5,000,000.00	09/06/21
44	30315694	RT	New York	NY	Actual/360	5.32025%	22,584.88	0.00	0.00	N/A	03/01/29	--	4,930,000.00	4,930,000.00	09/01/21
45	30315695	RT	Garland	TX	Actual/360	4.85025%	19,292.04	6,037.17	0.00	N/A	02/06/29	--	4,619,312.30	4,613,275.13	09/06/21
46	30315696	OF	Germantown	TN	Actual/360	5.30025%	21,678.47	0.00	0.00	N/A	02/01/29	--	4,750,000.00	4,750,000.00	09/01/21
47	30315697	RT	Fort Worth	TX	Actual/360	5.35025%	15,755.75	0.00	0.00	N/A	03/01/29	--	3,420,000.00	3,420,000.00	09/01/21
48	30315698	OF	Las Vegas	NV	Actual/360	5.57525%	14,833.36	3,200.50	0.00	N/A	02/06/29	--	3,089,837.13	3,086,636.63	09/06/21
49	30315699	IN	Fort Wayne	IN	Actual/360	5.82025%	14,378.30	4,622.00	0.00	N/A	03/06/29	--	2,868,964.89	2,864,342.89	09/06/21
50	30315700	MF	Bonner Springs	KS	Actual/360	4.85025%	7,220.98	0.00	0.00	N/A	01/01/29	--	1,729,000.00	1,729,000.00	09/01/21
Totals							3,998,061.36	242,166.04	0.00				929,589,014.61	929,346,848.57
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	(1,066,762.30)	(727,169.28)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,672,171.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,925,507.75	7,222,083.09	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,524,434.60	0.00	--	--	09/13/21	0.00	0.00	244,877.87	4,413,921.47	0.00	0.00
5	3,832,370.23	894,476.04	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1C1	4,966,556.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1C2	4,966,556.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,176,352.41	3,401,463.36	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,745,418.79	3,712,859.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,841,383.36	457,825.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,844,242.14	3,065,595.54	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,827,757.00	3,192,234.78	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1	4,566,739.22	4,596,986.49	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	4,566,739.22	4,596,986.49	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,084,868.93	0.00	--	--	--	0.00	0.00	0.00	0.00	5,315.61	0.00
14	0.00	662,365.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,886,304.03	1,279,448.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,708,849.15	2,578,974.68	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,276,806.07	2,359,111.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	9,902,935.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	524,727.99	9,621.18	01/01/21	03/31/21	07/12/21	1,889,698.87	26,440.03	89,925.68	462,203.72	97,777.83	0.00
20	1,823,150.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,369,792.02	3,028,735.62	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22A8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,253,797.16	2,689,619.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,946,176.05	2,567,320.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,436,931.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,766,552.30	2,018,281.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,637,980.19	1,584,255.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,553,899.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,218,828.00	1,338,485.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,203,503.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	826,051.99	713,288.58	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	347,774.17	230,124.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	716,672.25	755,761.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,090,271.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	02/11/21	0.00	0.00	49,644.95	745,620.91	134,838.69	0.00
36	801,112.27	508,698.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	872,848.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	767,664.89	789,438.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	857,110.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	765,365.91	224,933.65	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,076,080.00	1,134,457.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	571,478.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	370,895.61	431,355.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	364,717.06	93,635.66	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	808,147.20	1,030,931.65	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	403,812.00	416,220.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	319,479.64	416,241.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	305,802.81	275,708.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	2,118.36	0.00
49	357,875.21	337,874.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	181,368.41	187,534.17	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	114,789,096.01	58,075,763.88				1,889,698.87	26,440.03	384,448.50	5,621,746.10	240,050.49	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	3	70,159,533.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.994514%	4.974605%	87
08/17/21	0	0.00	0	0.00	3	70,218,705.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.994583%	4.974673%	88
07/16/21	0	0.00	0	0.00	5	90,277,595.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.994656%	4.974746%	89
06/17/21	0	0.00	0	0.00	5	90,343,798.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.994739%	4.974828%	90
05/17/21	0	0.00	1	21,000,000.00	4	69,402,092.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.994811%	4.974900%	91
04/16/21	0	0.00	0	0.00	5	90,467,721.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.994892%	4.974981%	92
03/17/21	0	0.00	1	21,000,000.00	4	69,525,424.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.994964%	4.975052%	93
02/18/21	0	0.00	1	21,000,000.00	4	69,605,756.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.995051%	4.975139%	94
01/15/21	0	0.00	1	21,000,000.00	4	69,662,801.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.995107%	4.975196%	95
12/17/20	1	21,000,000.00	0	0.00	4	69,719,573.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.995163%	4.975252%	96
11/18/20	0	0.00	0	0.00	4	69,783,738.38	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.995226%	4.975316%	97
10/19/20	0	0.00	0	0.00	5	90,839,934.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.995281%	4.975372%	98
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30315648	03/01/20	17	6	244,877.87	4,413,921.47	20,436.58	42,312,247.14	06/15/20	1
19	30315669	04/06/21	4	6	89,925.68	462,203.72	106,382.52	21,000,000.00	07/15/20	98
35	30315685	06/06/20	14	6	49,644.95	745,620.91	148,458.94	7,898,531.14	06/23/20	1
Totals					384,448.50	5,621,746.10	275,278.04	71,210,778.28
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		18,179,761	18,179,761	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		911,167,088	841,007,554	70,159,533		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	929,346,849	859,187,315	0	0	70,159,533	0
Aug-21	929,589,015	859,370,309	0	0	70,218,705	0
Jul-21	929,809,933	839,532,338	0	0	90,277,595	0
Jun-21	930,057,571	839,713,772	0	0	90,343,799	0
May-21	930,276,360	839,874,268	0	21,000,000	69,402,092	0
Apr-21	930,521,946	840,054,224	0	0	90,467,722	0
Mar-21	930,738,624	840,213,200	0	21,000,000	69,525,424	0
Feb-21	930,991,761	840,386,004	0	21,000,000	69,605,757	0
Jan-21	931,161,197	840,498,396	0	21,000,000	69,662,801	0
Dec-20	931,329,863	840,610,289	21,000,000	0	69,719,574	0
Nov-20	931,519,001	861,735,263	0	0	69,783,738	0
Oct-20	931,686,040	840,846,105	0	0	90,839,935	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	30315648	41,462,135.16	42,312,247.14	53,900,000.00	04/21/21	4,035,785.84	1.37000	03/31/20	03/01/29	329
14	30315664	23,600,000.00	23,600,000.00	39,500,000.00	01/15/19	612,597.32	1.81000	03/31/21	02/06/29	329
19	30315669	21,000,000.00	21,000,000.00	20,000,000.00	06/17/21	9,621.18	0.03000	03/31/21	02/06/29	I/O
22A6	30315672	15,000,000.00	15,000,000.00	189,300,000.00	05/01/21	17,926,811.00	2.53000	12/31/19	10/06/28	I/O
22A8	30315673	5,000,000.00	5,000,000.00	189,300,000.00	05/01/21	17,926,811.00	2.53000	12/31/19	10/06/28	I/O
35	30315685	7,697,398.31	7,898,531.14	10,800,000.00	07/07/21	1,339,063.63	2.24000	09/30/19	02/06/29	268
Totals		113,759,533.47	114,810,778.28	502,800,000.00		41,850,689.97

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	30315648	LO	TX	06/15/20	1

9/13/2021 - The Loan transferred for Monetary Default at Borrower’s request as a result of the COVID-19 pandemic. Discussions with Borrower are ongoing and Special Servicer is evaluating the appropriate next steps.

14	30315664	RT	MN	05/18/20	98

9/13/2021 - The loan transferred due to imminent monetary default due to COVID. The Borrower has provided the signed PNL and due diligence. Borrower provided notice that Michael''s has vacated. The loan is now current and perfoming in

	compliance with loan documents. Special servicer and Borrower are working toward''s addressing Michael''s vacted space and sale of the mezzanine loan.

19	30315669	RT	NY	07/15/20	98

9/13/2021 - Loan transferred in July 2020 for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Borrower has withdrawn its proposal to offer a deed lieu of foreclosure. Borrower submitted an updated proposal

	which is bei ng evaluated. Special Servicer is evaluating all options.

22A6	30315672	LO	TN	06/12/20	9
	9/13/2021- Loan returned to Master Servicer effective September 6, 2021.

22A8	30315673	Various	Various	06/12/20	9
	9/13/2021- Loan returned to Master Servicer effective September 6, 2021.

35	30315685	LO	FL	06/23/20	1
	9/13/2021 - Forbearance agreement has been executed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 27

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	8,935.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	5,080.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	8,909.14	0.00	0.00	132.56	0.00	0.00	0.00
22A6	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
22A8	0.00	0.00	1,076.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	(62,166.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4.55	0.00	0.00	0.00
Total	0.00	0.00	(38,844.78)	0.00	0.00	8,909.14	0.00	0.00	137.11	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(29,798.53)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Special Notices" tab for the MSC 2019-L2 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan

Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27